Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations
Guarantees

At June 30, 2015, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	June 30, 2015	December 31, 2014

Guarantees to customers of the Company's own performance	370.0	370.0
Guarantees in favor of banks	92.4	92.4
Total	462.4	462.4